Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Impairment loss					$ 86,670
Increase in assets and liabilities					183,000
Website and development costs	$ 356,704		356,704		351,457
Increase in consolidated assets and consolidated liabilities due to adoption of ASU 2016-02			$ 179,341
Discount rate	6.00%		6.00%